Investment Objectives and Goals - Invesco Global Real Estate Income Fund	Feb. 20, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The Fund’s investment objective is current income and,
Objective, Secondary [Text Block]	secondarily, capital appreciation.